Note 34 - Related Party Transactions (Details Textual) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2023
Statement Line Items [Line Items]
Current borrowings	$ 9,427,501	$ 15,073,458
Shareholder loan agreement with Asteria Corporation [member]
Statement Line Items [Line Items]
Current borrowings			$ 3,000,000
Borrowings, interest rate			10.375%